Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries after elimination of all significant intercompany transactions and balances.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries after elimination of all significant intercompany transactions and balances.

Segments

Segments

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews total assets and income (loss) from operation of the single reportable segment of the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment which is the development, exploration and production of natural gas, helium, NGLs and oil. In addition, the Company has a single company-wide management team that allocates capital resources to maximize profitability and measures financial performance as a single enterprise.

Segments

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews total assets and income (loss) from operation of the single reportable segment of the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment which is the development, exploration and production of natural gas, helium, NGLs and oil. In addition, the Company has a single company-wide management team that allocates capital resources to maximize profitability and measures financial performance as a single enterprise.

Functional and reporting currency	Functional and reporting currency The functional and reporting currency of the Company is the United States dollar.	Functional and reporting currency The functional and reporting currency of the Company is the United States dollar.
Liquidity and Going Concern

Liquidity and Going Concern

The Company recorded a net loss of $6,926,260 for the six months ended June 30, 2025, and net loss of $1,948,791 for the six months ended June 30, 2024. As of June 30, 2025, the Company had a working capital deficit of $3,384,529 and a cash balance of $5,199,825.

Historically, the Company’s primary sources of liquidity have been cash received from oil, natural gas, and product sales, contributions from members, and borrowings.

Management’s assessment of the entity’s ability to continue as a going concern involves making a judgement, at a particular point in time, about inherently uncertain future outcomes of events or conditions.

Any judgment about the future is based on information available at the time at which the judgment is made. Subsequent events may result in outcomes that are inconsistent with judgments that were reasonable at the time they were made. Management has taken into account the following:

a.	The Company’s financial position; and
b.	The risks facing the Company that could impact liquidity and capital adequacy.

The Company’s future capital requirements will depend on many factors, including the Company’s revenue growth rate, and the timing and extent of spending to support further sales and marketing efforts. In connection with the closing of the Business Combination on December 6, 2024, the Company and an institutional investor (the EPFA Investor”) entered into an Equity Purchase Agreement, as further amended as of February 21, 2025, May 5, 2025, and July 10, 2025 (the “EPFA”). Pursuant to the EPFA, the Company has the right to issue and sell to the EPFA Investor, and the EPFA Investor must purchase from the Company, up to an aggregate of $75 million (the “Commitment Amount”) in newly issued shares (the “Advance Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to the satisfaction or waiver of certain conditions. The EFPA also provides for the issuance of two pre-paid advances in the aggregate amount of $10 million, the first pre-paid advance in the amount of $7 million, which was drawn by the Company on December 6, 2024, and the second pre-paid advance in the amount of $3 million, which was drawn by the Company on January 16, 2025, each of which is evidenced by a senior secured convertible promissory note (each, a “Convertible Note”), which is convertible into shares of common stock.

The Company is making payments of principal and interest on the Convertible Notes and the Company’s general and administrative expenses through funds received from shares sold under the EFPA. The Company’s share price has significantly declined and as a result, management has concern about the Company’s ability to sell sufficient shares under the EFPA at high enough prices to produce cash flow to meet its obligations within the assessment period as necessary. The Company may need to raise additional financing through loans. The Company cannot provide any assurance that the new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to raise additional capital, The Company’s business, results of operations and financial condition would be materially and adversely affected. As a result, in connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, Management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through the twelve months following the issuance date of the June 30, 2025, consolidated financial statements. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Liquidity and Going Concern

The Company recorded a net loss of $13,782,384 for the year ended December 31, 2024, and net income of $10,145 for the year ended December 31, 2023. As of December 31, 2024, the Company had a working capital deficit of $2,300,604 and a cash balance of $1,053,744.

Historically, the Company’s primary sources of liquidity have been cash received from oil, natural gas, and product sales, contributions from members, and borrowings.

Management’s assessment of the entity’s ability to continue as a going concern involves making a judgement, at a particular point in time, about inherently uncertain future outcomes of events or conditions.

Any judgment about the future is based on information available at the time at which the judgment is made. Subsequent events may result in outcomes that are inconsistent with judgments that were reasonable at the time they were made. Management has taken into account the following:

a.	The Company’s financial position; and
b.	The risks facing the Company that could impact liquidity and capital adequacy.

The Company’s future capital requirements will depend on many factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing efforts. In connection with the closing of the Business Combination on December 6, 2024, the Company and an institutional investor (the EPFA Investor”) entered into an Equity Purchase Agreement (the “EPFA”). Pursuant to the EPFA, the Company has the right to issue and sell to the EPFA Investor, and the EPFA Investor must purchase from the Company, up to an aggregate of $75 million (the “Commitment Amount”) in newly issued shares (the “Advance Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to the satisfaction or waiver of certain conditions. The EFPA also provides for the issuance of two pre-paid advances in the aggregate amount of $10 million, the first pre-paid advance in the amount of $7 million, which was drawn by the Company on December 6, 2024, and the second pre-paid advance in the amount of $3 million, which was drawn by the Company on January 16, 2025, each of which is evidenced by a senior secured convertible promissory note (each, a “Convertible Note”), which is convertible into shares of common stock.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, Management has determined that funding available to the Company through the EPFA will enable it to sustain operations for a period of at least one-year from the issuance date of these financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates, judgements and assumptions that affect the reported amounts of assets and liabilities, certain disclosures at the date of the consolidated financial statements, as well as the reported amounts of expenses during the reporting period. Significant estimates affecting the consolidated financial statements have been prepared on the basis of the most current and best available information. The estimates and assumptions include but are not limited to inputs used to calculate asset retirement obligations (“AROs”) (Note 11), the estimate of proved natural gas, oil, and natural gas liquids reserves and related present value estimates of future net cash flows therefrom (Note 6) and inputs used to calculate the value of the derivative asset and derivative liabilities (Note 16). These estimates and assumptions are based on management’s best estimates and judgements. However, actual results from the resolution of such estimates and assumptions may vary from those used in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates, judgements and assumptions that affect the reported amounts of assets and liabilities, certain disclosures at the date of the consolidated financial statements, as well as the reported amounts of expenses during the reporting period. Significant estimates affecting the consolidated financial statements have been prepared on the basis of the most current and best available information. The estimates and assumptions include but are not limited to inputs used to calculate asset retirement obligations (“AROs”) (Note 11), the estimate of proved natural gas, oil, and natural gas liquids reserves and related present value estimates of future net cash flows therefrom (Note 6), and inputs used to calculate the value of common shares issued for services (Note 17). These estimates and assumptions are based on management’s best estimates and judgements. However, actual results from the resolution of such estimates and assumptions may vary from those used in the preparation of the financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of six months or less to be cash equivalents. As of June 30, 2025 and December 31, 2024, the Company did not hold any cash equivalents other than cash on deposit.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. As of December 31, 2024 and 2023, the Company did not hold any cash equivalents other than cash on deposit.

Restricted Investments

Restricted Investments

Restricted investments relates to Certificates of Deposit (“CDs”) held at West Texas National Bank. These CDs are used as collateral for operating and plugging bonds for the New Mexico Oil Conservation Division, New Mexico State Land Office, and the Bureau of Land Management.

Restricted Investments

Restricted investments related to Certificates of Deposit (“CDs”) held at West Texas National Bank. These CDs are used as collateral for operating and plugging bonds for the New Mexico Oil Conservation Division, New Mexico State Land Office, and the Bureau of Land Management.

Receivables and Allowance for Expected Losses

Receivables and Allowance for Expected Losses

The Company’s receivables result primarily from the sale of oil, natural gas and NGLs as well as billings to joint interest owners for properties in which the Company serves as the operator. Receivables from product sales are generally due within 30 to 60 days after the last day of each production month and do not bear any interest. Receivables associated with joint interest billings are regularly reviewed by Management for collectability, and they establish or adjust an allowance for expected losses as necessary. The Company determines its allowance for each type of receivable by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the debtor’s current ability to pay its obligation to the Company, the condition of the general economy and the industry as a whole. Management has determined that an allowance for expected losses was not required for the six months ended June 30, 2025, and the year ended December 31, 2024.

	June 30,	December 31,
	2025	2024
Oil, natural gas and NGL sales	$97,860	$108,091
Joint interest accounts receivable	749,287	624,577
Other accounts receivable	122,311	118,636
Total Accounts receivable, net	$969,458	$851,304

The beginning accounts receivable balance at January 1, 2024 was $692,351.

The Company did not write off any accounts receivable during the six months ended June 30, 2025 and the year ended December 31, 2024.

Receivables and Allowance for Expected Losses

The Company’s receivables result primarily from the sale of oil, natural gas and NGLs as well as billings to joint interest owners for properties in which the Company serves as the operator. Receivables from product sales are generally due within 30 to 60 days after the last day of each production month and do not bear any interest. Receivables associated with joint interest billings are regularly reviewed by Management for collectability, and they establish or adjust an allowance for expected losses as necessary. The Company determines its allowance for each type of receivable by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the debtor’s current ability to pay its obligation to the Company, the condition of the general economy and the industry as a whole. Management has determined that an allowance for expected losses was not required for the year ended December 31, 2024, and 2023.

	December 31,	December 31,
	2024	2023
Oil, natural gas and NGL sales	$108,091	$76,115
Joint interest accounts receivable	624,577	494,587
Unbilled joint interest expense	—	(852)
Total joint interest related receivables	732,668	493,735
Other accounts receivable	118,636	122,501
Allowance for expected losses	—	—
Total Accounts receivable, net	$851,304	$692,351

The beginning accounts receivable balance at January 1, 2024 was $835,173.

The Company did not write off any accounts receivable during the year ended December 31, 2024, but the Company did write off $31,851 of joint interest accounts receivable during the year ended December 31, 2023.

Prepaid Expenses

Prepaid Expenses

The Company includes in prepaid expenses payments made in advance for goods or services for which the Company will receive a future benefit. Prepaid expenses are recorded at cost and are expensed over the period in which the benefit is realized.

Prepaid Expenses

The Company includes in prepaid expenses payments made in advance for goods or services for which the Company will receive a future benefit. Prepaid expenses are recorded at cost and are expensed over the period in which the benefit is realized.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost, less accumulated depreciation. Betterments, renewals, and extraordinary repairs that materially extend the useful life of the asset are capitalized; other repairs and maintenance charges are expensed as incurred. The Company includes in property, plant and equipment the processing plant under construction, computer equipment, furniture and fixtures, and leasehold improvements.

Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of the related assets, which results in depreciation and amortization being incurred evenly over the life of an asset. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service.

Management performs ongoing evaluations of the estimated useful lives of the property and equipment for depreciation purposes. Management periodically reviews long-lived assets, other than oil and gas property, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable.

The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company recorded no impairment charges during the six months ended June 30, 2025 and 2024.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Betterments, renewals, and extraordinary repairs that materially extend the useful life of the asset are capitalized; other repairs and maintenance charges are expensed as incurred. The Company includes in property, plant and equipment the processing plant under construction, computer equipment, furniture and fixtures, and leasehold improvements.

Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of the related assets, which results in depreciation and amortization being incurred evenly over the life of an asset. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service.

Management performs ongoing evaluations of the estimated useful lives of the property and equipment for depreciation purposes. Management periodically reviews long-lived assets, other than oil and gas property, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable.

The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company recorded no impairment charges during the years ended December 31, 2024, and 2023.

Oil and Gas Properties

Oil and Gas Properties

The Company follows the full cost accounting method to account for oil and natural gas properties, whereby costs incurred in the acquisition, exploration and development of oil and gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on nonproducing leases, drilling, completing and equipping of oil and gas wells, administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to operations.

The capitalized costs of oil and gas properties, plus estimated future development costs relating to proved reserves and excluding unevaluated and unproved properties, are amortized as depletion expense using the units-of-production method based on estimated proved recoverable oil and gas reserves.

The costs associated with unevaluated and unproved properties, initially excluded from the amortization base, relate to unproved leasehold acreage, wells and production facilities in progress and wells pending determination of the existence of proved reserves, together with capitalized interest costs for these projects. Unproved leasehold costs are transferred to the amortization base with the costs of drilling the related well once a determination of the existence of proved reserves has been made or upon impairment of a lease. Costs associated with wells in progress and completed wells that have yet to be evaluated are transferred to the amortization base once a determination is made whether or not proved reserves can be assigned to the property. Costs of dry wells are transferred to the amortization base immediately upon determination that the well is unsuccessful.

Under full cost accounting rules for each cost center, capitalized costs of evaluated oil and gas properties, including asset retirement costs, less accumulated amortization and related deferred income taxes, may not exceed an amount (the “cost ceiling”) equal to the sum of (a) the present value of future net cash flows from estimated production of proved oil and gas reserves, based on current prices and operating conditions, discounted at ten percent (10%), plus (b) the cost of properties not being amortized, plus (c) the lower of cost or estimated fair value of any unproved properties included in the costs being amortized, less (d) any income tax effects related to differences between the book and tax basis of the properties involved. If capitalized costs exceed this limit, the excess is charged to operations. For purposes of the ceiling test calculation, current prices are defined as the un-weighted arithmetic average of the first day of the month price for each month within the 12-month period prior to the end of the reporting period. Prices are adjusted for basis or location differentials. Unless sales contracts specify otherwise, prices are held constant for the productive life of each well. Similarly, current costs are assumed to remain constant over the entire calculation period.

Given the volatility of oil and gas prices, it is reasonably possible that the estimate of discounted future net cash flows from proved oil and gas reserves could change in the near term. If oil and gas prices decline in the future, even if only for a short period of time, it is possible that impairments of oil and gas properties could occur. In addition, it is reasonably possible that impairments could occur if costs are incurred in excess of any increases in the present value of future net cash flows from proved oil and gas reserves, or if properties are sold for proceeds less than the discounted present value of the related proved oil and gas reserves. The Company recorded no ceiling test impairment charges for the six months ended June 30, 2025 and June 30, 2024.

Oil and Gas Properties

The Company follows the full cost accounting method to account for oil and natural gas properties, whereby costs incurred in the acquisition, exploration and development of oil and gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on nonproducing leases, drilling, completing and equipping of oil and gas wells, administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to operations.

The capitalized costs of oil and gas properties, plus estimated future development costs relating to proved reserves and excluding unevaluated and unproved properties, are amortized as depletion expense using the units-of-production method based on estimated proved recoverable oil and gas reserves.

The costs associated with unevaluated and unproved properties, initially excluded from the amortization base, relate to unproved leasehold acreage, wells and production facilities in progress and wells pending determination of the existence of proved reserves, together with capitalized interest costs for these projects. Unproved leasehold costs are transferred to the amortization base with the costs of drilling the related well once a determination of the existence of proved reserves has been made or upon impairment of a lease. Costs associated with wells in progress and completed wells that have yet to be evaluated are transferred to the amortization base once a determination is made whether or not proved reserves can be assigned to the property. Costs of dry wells are transferred to the amortization base immediately upon determination that the well is unsuccessful.

Under full cost accounting rules for each cost center, capitalized costs of evaluated oil and gas properties, including asset retirement costs, less accumulated amortization and related deferred income taxes, may not exceed an amount (the “cost ceiling”) equal to the sum of (a) the present value of future net cash flows from estimated production of proved oil and gas reserves, based on current prices and operating conditions, discounted at ten percent (10%), plus (b) the cost of properties not being amortized, plus (c) the lower of cost or estimated fair value of any unproved properties included in the costs being amortized, less (d) any income tax effects related to differences between the book and tax basis of the properties involved. If capitalized costs exceed this limit, the excess is charged to operations. For purposes of the ceiling test calculation, current prices are defined as the un-weighted arithmetic average of the first day of the month price for each month within the 12-month period prior to the end of the reporting period. Prices are adjusted for basis or location differentials. Unless sales contracts specify otherwise, prices are held constant for the productive life of each well. Similarly, current costs are assumed to remain constant over the entire calculation period.

Given the volatility of oil and gas prices, it is reasonably possible that the estimate of discounted future net cash flows from proved oil and gas reserves could change in the near term. If oil and gas prices decline in the future, even if only for a short period of time, it is possible that impairments of oil and gas properties could occur. In addition, it is reasonably possible that impairments could occur if costs are incurred in excess of any increases in the present value of future net cash flows from proved oil and gas reserves, or if properties are sold for proceeds less than the discounted present value of the related proved oil and gas reserves. The Company recorded no ceiling test impairment charges for the years ended December 31, 2024 and 2023.

Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities

The Company’s payables and accrued liabilities result primarily from the operation of its oil and natural gas properties as well as the administration of the Company. For properties in which the Company is operator, the Company pays 100% of most operating costs, then bills the non-operating partners for their share of the costs. The Company records the Company’s share of these costs in its consolidated statements of operations. Accounts payable are generally due within 30 days of receipt of the invoices by the Company and do not bear any interest. The table below represents the accounts payable and accrued liabilities recorded in the Company’s consolidated balance sheets.

	June 30, 2025	December 31, 2024
Trade payable	$216,487	$1,003,380
Suspense payable	725,727	727,230
Total accounts payable	$942,214	$1,730,610

Total accrued liabilities	$486,590	$319,327

Accounts Payable and Accrued Liabilities

The Company’s payables and accrued liabilities result primarily from the operation of its oil and natural gas properties as well as the administration of the Company. For properties in which the Company is operator, the Company pays 100% of most operating costs, then bills the non-operating partners for their share of the costs. The Company records the Company’s share of these costs in its consolidated statements of operations. Accounts payables are generally due within 30 of receipt of the invoices by the Company and do not bear any interest. The table below represents the accounts payable and accrued liabilities recorded in the Company’s consolidated balance sheets.

	December 31, 2024	December 31, 2023
Trade payable	$1,003,380	$773,387
Suspense payable	727,230	727,153
Total accounts payable	$1,730,610	$1,500,540

Total accrued liabilities	$319,327	$259,131

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are recorded in operating lease right-of-use asset, operating lease liability, current, and operating lease liability, long-term on the consolidated balance sheets.

Operating lease right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s lease does not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate used at adoption was 2.37%. Significant judgement is required when determining the incremental borrowing rate. Rent expense for lease payments is recognized on a straight-line basis over the lease term.

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are recorded in operating lease right-of-use asset, operating lease liability, current, and operating lease liability, long-term on the consolidated balance sheets.

Operating lease right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s lease does not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate used at adoption was 2.37%. Significant judgement is required when determining the incremental borrowing rate. Rent expense for lease payments is recognized on a straight-line basis over the lease term.

Asset retirement obligations

Asset retirement obligations

The Company records a liability for asset retirement obligations (“ARO”) associated with its oil and gas wells when the well has been completed. The ARO is recorded at its estimated fair value, measured by the expected future cash outflows required to satisfy the abandonment and restoration discounted at our credit-adjusted risk-free interest rate. The corresponding cost is capitalized as an asset and included in the carrying amount of oil and gas properties and is depleted over the useful life of the properties. Subsequently, the ARO liability is accreted to its then-present value.

Inherent in the fair value calculation of an ARO are numerous assumptions and judgments including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, timing of settlement, and changes in the legal, regulatory, environmental, and political environments. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the oil and gas property balance. Settlements greater than or less than amounts accrued as ARO are recorded as a gain or loss upon settlement. This gain or loss is recorded to the oil and gas property balance.

Asset retirement obligations

The Company records a liability for asset retirement obligations (“ARO”) associated with its oil and gas wells when the well has been completed. The ARO is recorded at its estimated fair value, measured by the expected future cash outflows required to satisfy the abandonment and restoration discounted at our credit-adjusted risk-free interest rate. The corresponding cost is capitalized as an asset and included in the carrying amount of oil and gas properties and is depleted over the useful life of the properties. Subsequently, the ARO liability is accreted to its then-present value.

Inherent in the fair value calculation of an ARO are numerous assumptions and judgments including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, timing of settlement, and changes in the legal, regulatory, environmental, and political environments. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the oil and gas property balance. Settlements greater than or less than amounts accrued as ARO are recorded as a gain or loss upon settlement. This gain or loss is recorded to the oil and gas property balance.

Financial Instruments and Concentrations of Risk

Financial Instruments and Concentrations of Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash in accounts with major financial institutions within the United States. The Company’s cash balances can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation. The Company places its cash with high credit quality financial institutions. The Company has not experienced any losses in these accounts and believes it is not exposed to any significant credit risk.

The Company is subject to credit risk resulting from the concentration of its oil, natural gas and NGL receivables with significant purchasers. For the six months ending June 30, 2025, the Company had no oil sales. A separate purchaser accounted for all of the Company’s natural gas and NGL revenues for the six months ending June 30, 2025, and 2024. For the six months ending June 30, 2024, one purchaser accounted for all of the Company’s oil sales revenues. The Company does not require collateral. While the Company believes its recorded receivables will be collected, in the event of default the Company will follow normal collection procedures. The Company does not believe the loss of either purchaser would materially impact its operating results as oil, natural gas and NGLs are fungible products with a well-established market and numerous purchasers.

Financial Instruments and Concentrations of Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents and accounts receivables. The Company maintains its cash in accounts with major financial institutions within the United States. The Company’s cash balances can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation. The Company places its cash with high credit quality financial institutions. The Company has not experienced any losses in these accounts and believes it is not exposed to any significant credit risk.

The Company is subject to credit risk resulting from the concentration of its oil, natural gas and NGL receivables with significant purchasers. One purchaser accounted for all of the Company’s oil sales revenues for the years ended December 31, 2024 and 2023. A separate purchaser accounted for all the natural gas and NGL revenues for the years ended December 31, 2024 and 2023. The Company does not require collateral. While the Company believes its recorded receivables will be collected, in the event of default the Company will follow normal collection procedures. The Company does not believe the loss of either purchaser would materially impact its operating results as oil, natural gas and NGLs are fungible products with a well-established market and numerous purchasers.

Revenue recognition

Revenue recognition

The Company records revenue in accordance with FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”) which uses a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which includes (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied.

Revenue from contracts with customers

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or the processor of the product. Revenue is measured based on the consideration the Company expects to receive in exchange for those products.

Performance obligations and significant judgments

The Company sells oil and natural gas products in the United States through a single reportable segment. The Company enters into contracts that generally include oil, natural gas, helium, and associated liquids in variable quantities and priced based on a specific index related to the type of product.

The oil and natural gas are typically sold in an unprocessed state to processors and other third parties for processing and sale to customers. The Company recognizes revenue at a point in time when control of the oil or natural gas passes to the customer or processor, as applicable, discussed below.

The Company sells its oil to a single purchaser under a month-to-month purchase agreement at a price based on an index price from the purchaser. This agreement will continue on a month-to-month basis thereafter unless and until terminated by the Company or the purchaser with a 30-day advance notice. Oil that is produced from the Company’s wells is stored in tank batteries located on the Company’s lease. When the purchaser’s truck connects to the storage tank and oil enters the truck, control of the oil is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized.

The Company sells its natural gas and NGLs to a single purchaser, who is also the processor, under a purchase agreement at a price based on an index price from the purchaser which expired on May 31, 2024. This agreement currently continues on a month-to-month basis unless and until terminated by the Company or the purchaser with a 30-day advance notice. Under our natural gas and NGL contracts with processors, when the unprocessed natural gas is delivered at the sales meter, control of the gas is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized. In the cases where the Company sells to a processor, management has determined that the processors are customers. The Company recognizes the revenue in these contracts based on the net proceeds received from the processor.

The Company will sell its helium to two purchasers, each purchasing 50% of the helium production under 10-year contracts. One of the contracts will commence upon delivery of gaseous helium production at the tailgate of the processing plant. The other contract will commence upon delivery of liquid helium from the Keyes Helium Company (“Keyes Helium”) liquefaction plant located in Keyes, Oklahoma. When the gaseous helium is loaded into the gaseous helium trailer, control of the helium is transferred to the purchaser, the Company’s obligations will be satisfied, and revenue will be recognized. With regards to liquid helium, the Company will transport the gaseous helium to the Keyes Helium liquefaction plant. Once the helium has been liquified and loaded into the liquid helium trailer, control of the helium is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized.

The Company has no unsatisfied performance obligations at the end of each reporting period.

Management does not believe that significant judgments are required with respect to the determination of the transaction price, including any variable consideration identified. There is a low level of uncertainty due to the precision of measurement and use of index-based pricing adjusted for transportation and other related deductions, which are based on contractual or historical data. Additionally, any variable consideration identified is not constrained.

Revenue recognition

The Company records revenue in accordance with FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”) which uses a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which includes (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied.

Revenue from contracts with customers

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product to a customer or the processor of the product. Revenue is measured based on the consideration the Company expects to receive in exchange for those products.

Performance obligations and significant judgments

The Company sells oil and natural gas products in the United States through a single reportable segment. The Company enters into contracts that generally include oil, natural gas, and associated liquids in variable quantities and priced based on a specific index related to the type of product.

The oil and natural gas are typically sold in an unprocessed state to processors and other third parties for processing and sale to customers. The Company recognizes revenue at a point in time when control of the oil or natural gas passes to the customer or processor, as applicable, discussed below.

The Company sells its oil to a single purchaser under a month-to-month purchase agreement at a price based on an index price from the purchaser. This agreement will continue on a month-to-month basis thereafter unless and until terminated by the Company or the purchaser with a 30-day advance notice. Oil that is produced from the Company’s wells is stored in tank batteries located on the Company’s lease. When the purchaser’s truck connects to the storage tank and oil enters the truck, control of the oil is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized.

The Company sells its natural gas and NGLs to a single purchaser, who is also the processor, under a purchase agreement at a price based on an index price from the purchaser which expired on May 31, 2024. This agreement currently continues on a month-to-month basis unless and until terminated by the Company or the purchaser with a 30-day advance notice. Under our natural gas and NGL contracts with processors, when the unprocessed natural gas is delivered at the sales meter, control of the gas is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized. In the cases where the Company sells to a processor, management has determined that the processors are customers. The Company recognizes the revenue in these contracts based on the net proceeds received from the processor.

The Company will sell its helium to two purchasers, each purchasing 50% of the helium production under 10-year contracts. One of the contracts will commence upon delivery of gaseous helium production at the tailgate of the processing plant. The other contract will commence upon delivery of liquid helium from the Keyes Helium Company (“Keyes Helium”) liquefaction plant located in Keyes, Oklahoma. When the gaseous helium is loaded into the gaseous helium trailer, control of the helium is transferred to the purchaser, the Company’s obligations will be satisfied, and revenue will be recognized. With regards to liquid helium, the Company will transport the gaseous helium to the Keyes Helium liquefaction plant. Once the helium has been liquified and loaded into the liquid helium trailer, control of the helium is transferred to the purchaser, the Company’s obligations are satisfied, and revenue is recognized.

The Company has no unsatisfied performance obligations at the end of each reporting period.

Management does not believe that significant judgments are required with respect to the determination of the transaction price, including any variable consideration identified. There is a low level of uncertainty due to the precision of measurement and use of index-based pricing adjusted for transportation and other related deductions, which are based on contractual or historical data. Additionally, any variable consideration identified is not constrained.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment;

●	Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; and

●	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment;
●	Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; and
●	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Convertible Note Payable

Convertible Note Payable

When the Company issues convertible debt, it first evaluates the balance sheet classification of the convertible instrument in its entirety to determine (1) whether the instrument should be classified as a liability under ASC 480, Distinguishing Liabilities from Equity, and (2) whether the conversion feature should be accounted for separately from the host instrument. A conversion feature of a convertible debt instrument would be separated from the convertible instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of a “derivative” in ASC 815, Derivatives and Hedging. When a conversion feature meets the definition of an embedded derivative, it would be separated from the host instrument and classified as a derivative liability carried on the consolidated balance sheet at fair value, with any changes in its fair value recognized currently in the consolidated statements of operations. See Note 7 “Notes Payable” for further information.

Warrants

Warrants

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480”), then in accordance with ASC 815-40 (“ASC 815”), Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing a variable number of shares. If warrants do not meet liability classification under ASC 480, the Company assesses the requirements under ASC 815, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815, and in order to conclude equity classification, the Company also assesses whether the warrants are indexed to its Common Stock and whether the warrants are classified as equity under ASC 815 or other applicable GAAP. After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

Warrants

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480”), then in accordance with ASC 815-40 (“ASC 815”), Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet liability classification under ASC 480, the Company assesses the requirements under ASC 815, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815, and in order to conclude equity classification, the Company also assesses whether the warrants are indexed to its Common Stock and whether the warrants are classified as equity under ASC 815 or other applicable GAAP. After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

Related parties

Related parties

All material related-party transactions are approved by members of the Board of Directors not affiliated with the transactions. These Board members consider the details of each new, existing or proposed related party transaction, including the terms of the transaction, the business purpose of the transaction, and the benefits to the Company and the relevant related party. In determining whether to approve a related party transaction, the following factors are considered: (1) if the terms are fair to the Company, (2) if there are business reasons to enter into the transaction, or (3) if the transaction would present an improper conflict of interest for any officer.

Related parties

All material related-party transactions are approved by members of the Board of Directors not affiliated with the transactions. These Board members consider the details of each new, existing or proposed related party transaction, including the terms of the transaction, the business purpose of the transaction, and the benefits to the Company and the relevant related party. In determining whether to approve a related party transaction, the following factors are considered: (1) if the terms are fair to the Company, (2) if there are business reasons to enter into the transaction, or (3) if the transaction would present an improper conflict of interest for any officer.

Income taxes

Income taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.

The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50 percent) that some portion or all the deferred tax assets will not be realized. The Company recorded a valuation allowance of $4,248,911 as of June 30, 2025, and $2,487,466 as of December 31, 2024.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. If all or a portion of the unrecognized tax benefit is sustained upon examination by the taxing authorities, the tax benefit will be recognized as a reduction to the Company’s deferred tax liability and will affect the Company’s effective tax rate in the period it is recognized.

The Company records any tax-related interest charges as interest expense and any tax-related penalties as other expenses in the consolidated statements of operations of which there have been none to date.

The Company is also subject to the Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying consolidated financial statements as we do not anticipate owing any Texas Margin Tax for the periods presented.

Income taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.

The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50 percent) that some portion or all the deferred tax assets will not be realized. The Company recorded a valuation allowance of $2,487,466 and $0 for the years ended December 31, 2024 and 2023, respectively.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. If all or a portion of the unrecognized tax benefit is sustained upon examination by the taxing authorities, the tax benefit will be recognized as a reduction to the Company’s deferred tax liability and will affect the Company’s effective tax rate in the period it is recognized. (See NOTE 13. INCOME TAXES)

The Company records any tax-related interest charges as interest expense and any tax-related penalties as other expenses in the consolidated statements of operations of which there have been none to date.

The Company is also subject to the Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying consolidated financial statements as we do not anticipate owing any Texas Margin Tax for the periods presented.

Stock-based compensation

Stock-based compensation

The Company accounts for its stock-based compensation awards in accordance with Accounting Standards Codification (“ASC”) Topic 718, Compensation-Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees and non-employees, including grants of stock options, to be recognized as expense in the consolidated statements of operations based on their grant date fair values.

The Company periodically issues common stock and common stock options to consultants for various services. Costs of these transactions are measured at the fair value of the service received or the fair value of the equity instruments issued, whichever is more reliably measurable. The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty’s performance is complete.

Stock-based compensation

The Company accounts for its stock-based compensation awards in accordance with Accounting Standards Codification (“ASC”) Topic 718, Compensation-Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees and non-employees including grants of stock options, to be recognized as expense in the consolidated statements of operations based on their grant date fair values.

The Company periodically issues common stock and common stock options to consultants for various services. Costs of these transactions are measured at the fair value of the service received or the fair value of the equity instruments issued, whichever is more reliably measurable. The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty’s performance is complete.

Loss Per Share

Loss Per Share

The Company accounts for net loss per share in accordance with Accounting Standards Codification subtopic 260 - 10, Earnings Per Share (“ASC 260 - 10”), which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the consolidated statement of operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares. Diluted net loss per share is calculated by including any potentially dilutive share issuances in the denominator. For the six months ended June 30, 2025 and 2024, all potentially dilutive securities were not included in the calculation of diluted net loss per share as their effect would be anti - dilutive.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in the ASU are effective for public business entities for annual periods beginning after December 31, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expense and information used to assess segment performance. The amendments in the ASU are effective for public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Retrospective application to all prior periods presented in the financial statements is required for public entities. The Company adopted ASU 2023-07 as of January 1, 2024. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to the financial statements. The amendments in the ASU are effective for public entities for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is still evaluating the effect of the adoption of this guidance.

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in the ASU are effective for public business entities for annual periods beginning after December 31, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expense and information used to assess segment performance. The amendments in the ASU are effective for public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to the financial statements. The amendments in the ASU are effective for public entities for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is still evaluating the effect of the adoption of this guidance.